SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 3.2%

Agency - 0.7%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	478,604	0.67	5/28/35	472,967
Small Business Administration, Series 2006-20D, Class 1	99,670	5.64	4/1/26	105,952
Small Business Administration, Series 2007-20B, Class 1	99,210	5.49	2/1/27	105,150
Small Business Administration, Series 2007-20J, Class 1	159,901	5.57	10/1/27	172,212

				856,281

Non-Agency - 2.5%

ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 [1,4]	499,642	6.50	8/15/30	513,919
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A [1,4]	184,151	3.50	6/28/57	186,773
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	103,819
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	308,009
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	206,201	0.96	10/25/33	205,151
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 [1,4]	122,056	2.75	1/25/61	123,567
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	367,120	3.63	9/10/25	373,665
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 [1,4]	800,000	3.00	11/25/58	814,619
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A [1,4]	618,519	2.18	2/25/60	618,029

				3,247,551

Total Asset-Backed Securities (cost: $4,102,410)				4,103,832

Collateralized Mortgage Obligations - 7.7%

Agency - 2.9%

FHLMC REMICS, Series 2528, Class KM	4,722	5.50	11/15/22	4,787
FHLMC REMICS, Series 3104, Class BY	56,574	5.50	1/15/26	59,997
FHLMC REMICS, Series 3806, Class JA	90,685	3.50	2/15/26	93,337
FHLMC REMICS, Series 4246, Class PT	305,407	6.50	2/15/36	354,065
FHLMC REMICS, Series 4759, Class NA	187,189	3.00	8/15/44	189,814
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	618,451	7.00	3/25/44	721,299
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	315,478	2.94	8/25/43	330,856
FNMA REMICS, Series 2009-13, Class NX	204	4.50	3/25/24	207
FNMA REMICS, Series 2009-71, Class MB	6,805	4.50	9/25/24	6,929
FNMA REMICS, Series 2012-19, Class GH	1,149	3.00	11/25/30	1,151
FNMA REMICS, Series 2013-74, Class AD	20,067	2.00	7/25/23	20,150
FNMA REMICS, Series 2017-97, Class DP	62,033	3.50	10/25/46	62,518
FNMA REMICS, Series 2018-1, Class TE	70,202	3.50	3/25/44	71,146
FNMA REMICS, Series 2018-25, Class AG	256,151	3.50	4/25/47	263,904
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	529,807	2.96	11/25/37	535,599
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	698,561	2.87	12/25/37	709,755
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	316,120	4.00	2/25/59	336,607
Vendee Mortgage Trust, Series 1993-1, Class ZB	11,209	7.25	2/15/23	11,525

				3,773,646

Non-Agency - 4.8%

JP Morgan Mortgage Trust, Series 2021-1, Class A4 [1,4]	679,163	2.50	6/25/51	683,434
JP Morgan Mortgage Trust, Series 2021-12, Class A4 [1,4]	567,850	2.50	2/25/52	572,841
JP Morgan Mortgage Trust, Series 2021-13, Class A4 [1,4]	950,525	2.50	4/25/52	956,503
JP Morgan Mortgage Trust, Series 2021-6, Class A4 [1,4]	1,325,939	2.50	10/25/51	1,337,593
JP Morgan Mortgage Trust, Series 2021-7, Class A4 [1,4]	579,761	2.50	11/25/51	585,581
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 [1,4]	309,232	4.00	3/25/57	325,106
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 [1,4]	324,800	4.00	4/25/57	340,423
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% [1,4]	113,503	1.60	6/25/57	114,862
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A [1,4]	236,391	4.00	12/25/57	248,808
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% [1,4]	331,085	0.85	1/25/48	331,210
Sequoia Mortgage Trust, Series 2020-4, Class A5 [1,4]	347,899	2.50	11/25/50	351,364

DECEMBER 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 [1,4]	305,405	2.50	9/25/50	306,467

				6,154,192

Total Collateralized Mortgage Obligations (cost: $9,925,444)				9,927,838

Corporate Bonds - 21.7%
Alaska Airlines 2020-1 Class B Pass Through Trust [4]	808,157	8.00	8/15/25	899,729
American Equity Investment Life Holding Co.	950,000	5.00	6/15/27	1,076,355
Bank of America Corp. [1]	1,100,000	1.73	7/22/27	1,092,615
Bank OZK (Subordinated) [1]	1,000,000	2.75	10/1/31	1,000,902
BGC Partners, Inc.	900,000	4.38	12/15/25	963,913
British Airways 2020-1 Class B Pass Through Trust [4]	377,870	8.38	11/15/28	433,935
Cabot Corp.	850,000	3.40	9/15/26	891,149
Canadian Natural Resources, Ltd.	1,000,000	3.85	6/1/27	1,072,008
CVS Pass-Through Trust Series 2009 [4]	904,185	8.35	7/10/31	1,151,782
Delta Air Lines 2015-1 Class A Pass Through Trust	554,348	3.88	7/30/27	580,011
Delta Air Lines 2015-1 Class AA Pass Through Trust	369,561	3.63	7/30/27	388,426
Duke Energy Florida Project Finance, LLC	1,185,000	2.54	9/1/29	1,220,437
El Paso Natural Gas Co., LLC	500,000	7.50	11/15/26	607,667
Equinor ASA	224,000	7.15	11/15/25	269,926
First Midwest Bancorp, Inc. (Subordinated)	1,000,000	5.88	9/29/26	1,147,611
General Motors Financial Co., Inc.	1,000,000	2.70	8/20/27	1,017,844
Hyundai Capital America [4]	1,245,000	2.38	10/15/27	1,238,886
Jackson National Life Insurance Co. (Subordinated) [4]	1,000,000	8.15	3/15/27	1,279,434
JetBlue 2019-1 Class B Pass Through Trust	833,016	8.00	11/15/27	957,194
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	1.00	5/10/23	901,360
Mercury General Corp.	150,000	4.40	3/15/27	165,449
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	910,882
Minnesota Life Insurance Co. (Subordinated) [4]	925,000	8.25	9/15/25	1,122,412
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% [1,4]	1,100,000	2.49	12/15/24	1,101,323
Orange & Rockland Utilities, Inc.	700,000	6.50	12/1/27	856,767
PennantPark Investment Corp.	1,000,000	4.00	11/1/26	993,119
RenaissanceRe Finance, Inc.	725,000	3.45	7/1/27	780,035
TIAA FSB Holdings, Inc. (Subordinated)	1,080,000	5.75	7/2/25	1,178,193
Tosco Corp.	500,000	7.80	1/1/27	625,162
Tyco Intl. Finance	1,000,000	3.90	2/14/26	1,047,844
United Airlines 2014-1 Class A Pass Through Trust	899,515	4.00	4/11/26	941,545
United Airlines 2016-2 Class AA Pass Through Trust	137,997	2.88	10/7/28	140,543

Total Corporate Bonds (cost: $28,051,996)				28,054,458

Mortgage Pass-Through Securities - 16.9%

Federal Home Loan Mortgage Corporation - 4.4%
Freddie Mac	370,889	2.00	11/1/31	381,408
Freddie Mac	478,915	2.00	8/1/32	492,544
Freddie Mac	64,356	3.00	9/1/27	67,822
Freddie Mac	671,501	3.00	1/1/35	711,788
Freddie Mac	1,620,604	3.00	1/1/36	1,717,042
Freddie Mac	12,603	3.50	7/1/26	13,282
Freddie Mac	909,671	3.50	8/1/31	974,250
Freddie Mac	343,972	3.50	9/1/32	364,115
Freddie Mac	84,245	4.00	7/1/26	88,718
Freddie Mac	87,619	4.00	1/1/27	92,279
Freddie Mac	3,003	4.50	7/1/26	3,121
Freddie Mac	384,062	4.50	10/1/34	414,879
Freddie Mac	5,548	5.00	10/1/25	6,040
Freddie Mac	331,959	5.00	5/1/28	361,480

				5,688,768

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Federal National Mortgage Association - 10.9%
Fannie Mae	1,218,000	2.35	5/1/23	1,235,176
Fannie Mae	1,770,569	2.50	6/1/31	1,840,540
Fannie Mae	592,900	2.50	2/1/35	615,265
Fannie Mae	98,772	3.00	8/1/28	103,382
Fannie Mae	549,492	3.00	9/1/32	579,302
Fannie Mae	582,638	3.00	4/1/40	616,197
Fannie Mae	1,394,460	3.00	6/1/40	1,486,434
Fannie Mae	211,632	3.50	1/1/26	222,894
Fannie Mae	599,177	3.50	2/1/32	637,581
Fannie Mae	1,423,926	3.50	8/1/33	1,536,207
Fannie Mae	524,434	3.50	5/1/35	561,061
Fannie Mae	5,367	4.00	9/1/24	5,630
Fannie Mae	45,292	4.00	6/1/25	47,561
Fannie Mae	10,626	4.00	10/1/31	11,459
Fannie Mae	696,362	4.00	10/1/34	732,223
Fannie Mae	2,209,700	4.00	1/1/39	2,426,604
Fannie Mae	33,641	4.50	4/1/25	35,047
Fannie Mae	520,915	5.50	8/1/40	616,555
Fannie Mae	662,934	5.50	2/1/42	756,788

				14,065,906

Government National Mortgage Association - 0.4%
Ginnie Mae, US Treasury + 1.50% [1]	21,575	1.88	4/20/33	22,382
Ginnie Mae, US Treasury + 1.50% [1]	5,353	1.88	4/20/42	5,563
Ginnie Mae	2,028	5.00	12/20/23	2,092
Ginnie Mae	2,797	5.00	9/15/24	2,846
Ginnie Mae	15,997	5.00	6/20/26	16,637
Ginnie Mae	471,748	6.00	7/20/37	540,999

				590,519

Other Federal Agency Securities - 1.2%
Small Business Administration Pools, PRIME - 2.50% [1]	449,780	0.75	5/25/43	457,905
Small Business Administration Pools, PRIME + 0.80% [1]	783,673	4.05	2/25/28	826,106
Small Business Administration Pools, PRIME + 0.81% [1]	267,216	4.06	3/25/30	285,764

				1,569,775

Total Mortgage Pass-Through Securities (cost: $21,855,977)				21,914,968

Taxable Municipal Bonds - 10.3%
Borough of Naugatuck CT G.O.	190,000	1.40	9/15/27	187,076
Chino, CA Public Financing Authority	215,000	1.70	9/1/26	213,321
City of Cleveland OH	125,000	1.28	10/1/26	123,413
City of Cleveland OH	325,000	1.61	10/1/27	322,904
City of Encinitas CA	500,000	1.45	9/1/27	488,500
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,151
Columbus Metropolitan Housing Authority	1,000,000	1.25	11/1/24	994,260
County of Yamhill OR	455,000	4.50	10/1/30	493,251
Duluth Independent School District No. 709	250,000	2.00	2/1/24	253,335
Florida Capital Projects Finance Authority	800,000	4.00	10/1/24	791,160
Illinois Finance Authority	500,000	3.25	5/15/27	500,210
Jersey City, NJ G.O.	335,000	1.13	9/1/26	325,469
Kansas City Industrial Development Authority	500,000	1.75	3/1/26	495,780
Kentucky Higher Education Student Loan Corp.	1,000,000	2.52	6/1/35	1,000,940
Massachusetts Educational Financing Authority	215,000	4.00	1/1/32	220,618
Massachusetts Educational Financing Authority	390,000	4.41	7/1/34	424,129
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	1,005,800
Michigan State Housing Development Authority	500,000	2.90	6/1/52	500,905
New Hampshire Housing Finance Authority	115,000	4.00	7/1/35	116,947

DECEMBER 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Mexico Educational Assistance Foundation	1,000,000	2.11	9/1/51	1,000,900
New York Liberty Development Corp. [9]	450,000	1.41	11/15/26	440,460
Redondo Beach Community Financing Authority [9]	750,000	1.60	5/1/27	749,640
St. Charles Parish School District No. 1	250,000	2.00	3/1/27	252,983
State of Georgia	500,000	4.50	11/1/25	541,200
Tennessee Housing Development Agency	30,000	3.50	7/1/31	30,464
Warm Springs Reservation Confederated Tribe [4]	760,000	2.02	11/1/25	758,860
Wisconsin Housing & Economic Development Authority [8]	485,000	3.50	3/1/46	506,238
Wisconsin Public Finance Authority (Statler Hilton) [6]	350,000	3.50	12/15/27	274,823
Zachary Community School District No. 1	285,000	2.00	3/1/27	289,956

Total Taxable Municipal Bonds (cost: $13,293,414)				13,308,693

U.S. Treasury / Federal Agency Securities - 29.1%

Federal Agency Issues - 2.0%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	0.57	3/9/23	250,977
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% [1,4]	1,750,858	0.57	9/1/26	1,692,565
U.S. Department of Housing and Urban Development	690,000	4.28	8/1/27	691,842

				2,635,384

U.S. Treasury - 27.1%
U.S. Treasury Inflation Indexed Bonds	11,373,100	0.13	4/15/22	11,539,254
U.S. Treasury Inflation Indexed Bonds	3,127,150	0.13	7/15/22	3,204,291
U.S. Treasury Inflation Indexed Bonds	13,876,082	0.13	1/15/23	14,330,307
U.S. Treasury Inflation Indexed Bonds	963,720	0.13	4/15/25	1,031,011
U.S. Treasury Inflation Indexed Bonds	3,399,677	0.50	4/15/24	3,624,175
U.S. Treasury Inflation Indexed Bonds	1,185,400	0.63	1/15/24	1,261,571

				34,990,609

Total U.S. Treasury / Federal Agency Securities (cost: $37,389,903)				37,625,993

Short-Term Securities - 5.6%

Fidelity Inst. Money Mkt. Gvt. Fund, 0.01 (cost: $7,262,180)	7,262,180			7,262,180

Total Investments in Securities - 94.5% (cost: $121,881,324)				122,197,962

Other Assets and Liabilities, net - 5.5%				7,096,454

Total Net Assets - 100.0%				$129,294,416

[1]

Variable rate security. Rate disclosed is as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2021 was $19,374,572 and represented 15.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2021, 0.4% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2021 was $1,190,100 and represented 0.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2021.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2021 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 2-Year	301	March 2022	(65,669,735)	63,435
U.S. Treasury 5-Year	202	March 2022	(24,437,265)	(47,486)

				15,949

[10]	The amount of $700,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2021.

A summary of the levels for the Fund’s investments as of December 31, 2021 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets

Asset-Backed Securities	—	4,103,832	—	4,103,832

Collateralized Mortgage Obligations	—	9,927,838	—	9,927,838

Corporate Bonds	—	28,054,458	—	28,054,458

Mortgage Pass-Through Securities	—	21,914,968	—	21,914,968

Taxable Municipal Bonds	—	13,308,693	—	13,308,693

U.S. Treasury / Federal Agency Securities	—	37,625,993	—	37,625,993

Short-Term Securities	7,262,180	—	—	7,262,180

Futures	63,435	—	—	63,435

Total:	7,325,615	114,935,782	—	122,261,397

Liabilities

Futures	(47,486)	—	—	(47,486)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2021	5